Earnings per share (Tables)	12 Months Ended
Mar. 31, 2017
Earnings per share
Schedule of computation of basic and diluted net income per share

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB, except share data and per share data)
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	24,149	71,460	43,675
Reversal of accretion of Convertible Preference Shares	15	—	—
Reversal of dividend of Convertible Preference Shares	97	—	—
Dilution effect arising from share-based awards issued by a subsidiary and equity investees	—	—	(11)

Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	24,261	71,460	43,664
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	2,337	2,458	2,493
Adjustments for dilutive share options and RSUs (million shares)	120	104	80
Conversion of Convertible Preference Shares (million shares)	43	—	—

Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	2,500	2,562	2,573
Net income per ordinary share/ADS — basic (RMB)	10.33	29.07	17.52

Net income per ordinary share/ADS — diluted (RMB)	9.70	27.89	16.97